INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities Composition [Table Text Block]
Deferred tax assets (liabilities), net:

1.	Composition, net:

	December 31,
	2013	2014

Net operating losses carried forward	$34,293	$35,611
Allowances, reserves and intangible assets	3,409	(30,159)
Capitalized software costs	(1,723)	(5,677)
Differences in measurement basis (cash basis for tax purposes)	(6,104)	(1,997)

	29,875	(2,222)
Valuation allowance	(20,692)	(12,369)

Total	$9,183	$(14,591)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:

	December 31,
	2013	2014

Other current assets (Note 16a)	$6,755	$5,164
Other non-current assets	13,152	12,738
Other current liabilities (Note 16c)	(2,567)	(1,375)
Long-term liabilities	(8,157)	(31,118)

	$9,183	$(14,591)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	Income before taxes on income:
	Year ended December 31,
	2012	2013	2014

Domestic	$35,680	$46,924	$20,640
Foreign	12,893	7,582	$9,529

Total	$48,573	$54,506	$30,169

Schedule Of Components Of Income Tax Expense Benefit Statements Of Operations [Table Text Block]
Taxes on income:

Taxes on income (tax benefit) consist of the following:

	Year ended December 31,
	2012	2013	2014
Current taxes:

Domestic	$5,955	$5,474	$9,188
Foreign	1,113	2,526	2,857

	7,068	8,000	12,045
Deferred taxes:

Domestic	(453)	2,464	(1,901)
Foreign	(32)	(1,538)	(70)

Deferred taxes, net	(485)	926	(1,971)

Taxes on income	$6,583	$8,926	$10,074

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2012	2013	2014

Income before income taxes, as per the statement of operations	$48,573	$54,506	$30,169

Statutory tax rate in Israel	25%	25%	26.5%

Theoretical tax expense	12,143	13,627	7,995
Reconciliation:
Non-deductible expenses	1,965	810	267
Effect of different tax rates	547	813	848
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(761)	(183)	1,032
Effect of change in Israel tax rates	-	(677)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(4,179)	(1,110)	-
Uncertain tax position	(1,260)	(3,560)	33
Taxes in respect of prior years	(2,456)	(638)	193
Other	146	(354)	(294)

Income taxes as per the statement of operations	$6,145	$8,728	$10,074

Effective tax rate - in %	12.7%	16.0%	33.4%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2013	$4,487

Increase due to consolidation of Sapiens	(634)
Increase related to current year tax positions	-
Decrease related to prior years' tax positions	(2,836)

Balance as of December 31, 2013	1,017

Increase due to deconsolidation of Magic	(472)
Increase due to consolidation of Sapiens	705
Increase related to current year tax positions	115
Decrease related to prior years' tax positions	(82)

Balance as of December 31, 2014	1,283